Income Taxes - Summary of Significant Components of The Company's Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Operating loss and tax credit carryforwards	$ 51,675	$ 30,882
Capitalized research and development expenses	2,098	2,061
Share based compensation	2,070	1,125
Accrued expenses and other items	244	596
Deferred tax assets	56,087	34,664
Valuation allowance	(55,929)	(32,408)
Deferred tax assets, net of valuation allowance	158	2,256
Deferred tax liabilities:
Intangible assets	0	(2,198)
Other items	(69)	0
Deferred tax liabilities	(69)	(2,198)
Net deferred taxes	$ 89	$ 58